Unconsolidated Joint Ventures (Details 13) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Operations:
Inland's pro rata share of loss from continuing operations	$ (8,124)	$ (4,365)	$ (16,494)
Variable interest entity, not the primary beneficiary
Statement of Operations:
Total revenues	72,806	69,327	72,377
Total expenses	(93,563)	(81,717)	(112,243)
Loss from continuing operations	(20,757)	(12,390)	(39,866)
Inland's pro rata share of loss from continuing operations	(8,124)	(4,365)	(16,494)
Impairment loss recorded at the joint venture level	17,387	5,550	31,919
Variable interest entity, not the primary beneficiary | INP Retail LP
Statement of Operations:
Total revenues	20,892	3,737
Total expenses	(23,075)	(5,573)
Loss from continuing operations	(2,183)	(1,836)
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora LLC
Statement of Operations:
Total revenues	713	605	654
Total expenses	(8,816)	(6,998)	(855)
Loss from continuing operations	(8,103)	(6,393)	(201)
Impairment loss recorded at the joint venture level	7,371	5,550
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora III
Statement of Operations:
Total expenses	(9,498)	(734)	(4,494)
Loss from continuing operations	(9,498)	(734)	(4,494)
Impairment loss recorded at the joint venture level	$ 8,816		$ 4,276